Lease Obligations - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease right of use asset	$ 120	$ 129
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Current operating lease liabilities	$ 44	$ 41
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Noncurrent operating lease liabilities	$ 139	$ 155
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Total operating lease liabilities	$ 183	$ 196
Fixed assets, net	62	83
Current finance lease liabilities	27	28
Noncurrent finance lease liabilities	34	59
Total lease obligations, net	$ 61	$ 87
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Computer Equipment	Computer Equipment
Operating leases, Weighted Average Remaining Lease Term (in years)	5 years 9 months 18 days	6 years 7 months 6 days
Finance leases, Weighted Average Remaining Lease Term (in years)	2 years 8 months 12 days	3 years 6 months
Operating leases, Weighted Average Discount Rate	4.30%	5.60%
Finance leases, Weighted Average Discount Rate	4.40%	4.40%